Consolidated income statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Net sales from continuing operations	$ 54,532	$ 50,317	$ 45,440
Other revenues	2,142	1,405	1,220
Cost of goods sold	(13,699)	(12,827)	(12,472)
Gross profit from continuing operations	42,975	38,895	34,188
Selling, general and administration	(13,248)	(12,566)	(12,517)
Research and development	(11,200)	(10,022)	(11,371)
Other income	1,460	1,175	1,772
Other expense	(2,343)	(2,938)	(2,303)
Operating income from continuing operations	17,644	14,544	9,769
Loss from associated companies	(12)	(38)	(13)
Interest expense	(1,144)	(1,006)	(855)
Other financial income and expense	(136)	140	222
Income before taxes from continuing operations	16,352	13,640	9,123
Income taxes	(2,385)	(1,701)	(551)
Net income from continuing operations	13,967	11,939	8,572
Net income from discontinued operations before gain on distribution			422
Gain on distribution of Sandoz Group AG to Novartis AG shareholders			5,860
Net income from discontinued operations			6,282
Net income	13,967	11,939	14,854
Attributable to
Shareholders of Novartis AG	13,984	11,941	14,850
Non-controlling interests	$ (17)	$ (2)	$ 4
Basic earnings per share [abstract]
Basic earnings (loss) per share from continuing operations	$ 7.21	$ 5.92	$ 4.13
Basic earnings (loss) per share from discontinued operations			3.02
Basic earnings per share	7.21	5.92	7.15
Diluted earnings per share [abstract]
Diluted earnings (loss) per share from continuing operations	7.15	5.87	4.10
Diluted earnings (loss) per share from discontinued operations			3.00
Diluted earnings per share	$ 7.15	$ 5.87	$ 7.10